Acquisitions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 26, 2021	Dec. 31, 2020	Dec. 26, 2020
Acquisitions

6.    Merger Agreement

On January 24, 2021, the Company’s board of directors unanimously approved an agreement and plan of merger, dated January 24, 2021, by and among the Company, Helios Sun Merger Sub, Inc., the Company’s wholly owned subsidiary (“Merger Sub”), HMAN Group Holdings Inc., a Delaware corporation (“Hillman Holdco”) and CCMP Sellers’ Representative, LLC, a Delaware limited liability company in its capacity as the Stockholder Representative thereunder (in such capacity, the “Stockholder Representative”) (as amended on March 12, 2021 and as may be further amended and/or restated from time to time, the “Merger Agreement”). If the Merger Agreement is adopted by the Company’s stockholders and the transactions under the Merger Agreement are consummated, Merger Sub will merge with and into Hillman Holdco with Hillman Holdco surviving the merger as the Company’s wholly owned subsidiary (the “Proposed Transaction”). Hillman Holdco is a holding company that indirectly holds all of the issued and outstanding capital stock of The Hillman Group, Inc., which, together with its direct and indirect subsidiaries (Hillman Holdco, The Hillman Group, Inc. and its direct and indirect subsidiaries, collectively, “Hillman” and each such entity, a “Hillman Group Entity”), is in the business of providing hardware-related products and related merchandising services to retail markets in North America. In connection with the consummation of the Proposed Transaction, we will be renamed “Hillman Solutions Corp.” Such entity is referred to herein as “New Hillman” as of the time following such change of name. On July 14, 2021, the Company consummated the previously announced business combination with Hillman. Pursuant to the terms of the Merger Agreement, Merger Sub merged with and into Hillman Holdco with Hillman Holdco surviving the merger as a wholly owned subsidiary of New Hillman.

In accordance with the terms and subject to the conditions set forth in the Merger Agreement, the Company paid aggregate consideration in the form of New Hillman common stock calculated as described herein and equal to a value of approximately (i) $911,300,000 plus (ii) $28,280,000, such amount being the value of 2,828,000 shares of Class B common stock of Landcadia, valued at $10.00 per share, that the Sponsors agreed to forfeit at the Closing. The Sponsors forfeited a total of 3,828,000 shares of Landcadia Class B common stock, with 2,828,000 shares being forfeited by the Sponsors on a basis pro rata with their ownership of Landcadia and 1,000,000 additional shares being forfeited by the TJF Sponsor.

At the effective time of the Proposed Transaction, all outstanding shares of common stock of Hillman Holdco were cancelled in exchange for the right to receive, with respect to each such share, a certain number of shares of New Hillman common stock valued at $10.00 per share equal to (A) (i) the Aggregate Consideration plus (ii) the value that would be received by Hillman Holdco upon the exercise of all outstanding Hillman Holdco options as of immediately prior to the Closing (the “Adjusted Purchase Price”), divided by (B) (i) the total number of shares of Hillman Holdco common stock outstanding as of immediately prior to the Closing plus (ii) the number of shares of Hillman Holdco common stock underlying all then outstanding Hillman Holdco options and shares of Hillman Holdco restricted stock outstanding as of immediately prior to the Closing (the “Adjusted Per Share Merger Value”).

At the effective time, each outstanding option to purchase shares of Hillman Holdco common stock (a “Hillman Holdco Option”), whether vested or unvested, was assumed by New Hillman and was converted into an option to acquire common stock of New Hillman (“New Hillman Options”) with substantially the same terms and conditions as applicable to the Hillman Holdco Option immediately prior to the effective time (including expiration date, vesting conditions and exercise provisions), except that (i) each such Hillman Holdco Option shall be exercisable for that number of shares of New Hillman common stock equal to the product (rounded down to the nearest whole number) of (A) the number of shares of Hillman Holdco common stock subject to such Hillman Holdco Assumed Option immediately prior the effective time multiplied by (B) the quotient of (1) the Adjusted Per Share Merger Value divided by (2) $10.00 (such quotient, with respect to each Hillman Holdco Option, the “Closing Stock Per Option Amount”), (ii) the per share exercise price for each share of New Hillman common stock issuable upon exercise of the New Hillman Option shall be equal to the quotient (rounded up to the nearest whole cent) obtained by dividing (A) the exercise price per share of Hillman Holdco subject to such Hillman Holdco Option immediately prior to the effective time by (B) the Closing Stock Per Option Amount; (iii) the Hillman Holdco board of directors (the “Hillman Holdco Board”) (or the compensation committee of the Hillman Holdco Board) may appropriately adjust the performance conditions applicable to certain of the New Hillman Options; and (iv) the Hillman Holdco Board (or the compensation committee of the Hillman Holdco Board) may make such other immaterial administrative or ministerial changes to the New Hillman Options as it may determine in good faith are appropriate to effectuate the administration of the New Hillman Options and to ensure consistency with the administrative and ministerial provisions of the New Hillman Incentive Equity Plan;

At the effective time, each share of unvested restricted Hillman Holdco common stock was cancelled and converted into the right to receive a number of shares of restricted New Hillman common stock (“New Hillman Restricted Stock”) equal to the quotient of (a) the Adjusted Per Share Merger Value divided by (b) $10.00 (such quotient, with respect to each share of unvested Hillman Holdco restricted stock, the “Closing Stock Per Restricted Share Amount”) with substantially the same terms and conditions as were applicable to the related share of Hillman Holdco Restricted Stock immediately prior to the effective time (including with respect to vesting and termination-related provisions), except that (i) any per-share repurchase price of such New Hillman Restricted Stock shall be equal to the quotient obtained by dividing (A) the per-share repurchase price applicable to the Hillman Holdco Restricted Stock, by (B) the Closing Stock Per Restricted Share Amount, rounded up to the nearest cent and (ii) the Hillman Holdco Board (or the compensation committee of the Hillman Holdco Board) may make such other immaterial administrative or ministerial changes to the New Hillman Restricted Stock as it may determine in good faith are appropriate to effectuate the administration of the New Hillman Restricted Stock and to ensure consistency with the administrative and ministerial provisions of the New Hillman Incentive Equity Plan.

At the effective time, each Hillman Holdco restricted stock unit (each a “Hillman Holdco RSU”) were assumed by New Hillman and converted into a restricted stock unit in respect of shares of New Hillman common stock (each, a “New Hillman RSU”) with substantially the same terms and conditions as were applicable to such Hillman Holdco RSU immediately prior to the effective time (including with respect to vesting and termination-related provisions), except that (i) each New Hillman RSU shall represent the right to receive (subject to vesting) that number of shares of New Hillman common stock equal to the product (rounded up to the nearest whole number) of the number of shares of Hillman Holdco common stock underlying the Hillman Holdco RSU immediately prior to the effective time multiplied by the quotient of (a) the Adjusted Per Share Merger Value divided by (b) $10.00 (such quotient, with respect to each Hillman Holdco restricted stock unit, the “Hillman Holdco RSU Exchange Ratio”); and (ii) the Hillman Holdco Board (or the compensation committee of the Hillman Holdco Board) may make such other immaterial administrative or ministerial changes to the New Hillman RSUs as it may determine in good faith are appropriate to effectuate the administration of the New Hillman RSUs and to ensure consistency with the administrative and ministerial provisions of the New Hillman Incentive Equity Plan.

In addition, pursuant to the amended and restated letter agreement entered into in connection with the execution of the Merger Agreement (the “A&R Letter Agreement”), the Sponsors forfeited a total of 3,828,000 of their Founder Shares (the “Sponsor Forfeited Shares”), with 2,828,000 shares being forfeited by the Sponsors on a basis pro rata with their ownership of the Company and 1,000,000 additional shares being forfeited by TJF.

Immediately prior to the effective time of the Business Combination, with the exception of the Sponsor Forfeited Shares, each of the currently issued and outstanding shares of the Company’s Class B common stock was automatically converted, on a one-for-one basis, into shares of the Company’s Class A common stock in accordance with the terms of our Charter, and thereafter, in connection with the Closing, the Company’s Class A common stock were reclassified as New Hillman common stock.

7.    Merger Agreement

On January 24, 2021, the Company’s board of directors unanimously approved an agreement and plan of merger, dated January 24, 2021, by and among Landcadia, Helios Sun Merger Sub, Inc., the Company’s wholly owned subsidiary (“Merger Sub”), HMAN Group Holdings Inc., a Delaware corporation (“Hillman Holdco”) and CCMP Sellers’ Representative, LLC, a Delaware limited liability company in its capacity as the Stockholder Representative thereunder (in such capacity, the “Stockholder Representative”) (as it may be amended and/or restated from time to time, the “Merger Agreement”). If the Merger Agreement is adopted by the Company’s stockholders and the transactions under the Merger Agreement are consummated, Merger Sub will merge with and into Hillman Holdco with Hillman Holdco surviving the merger as the Company’s wholly owned subsidiary (the “Proposed Transaction”). Hillman Holdco is a holding company that indirectly holds all of the issued and outstanding capital stock of The Hillman Group, Inc., which, together with its direct and indirect subsidiaries (Hillman Holdco, The Hillman Group, Inc. and its direct and indirect subsidiaries, collectively, “Hillman” and each such entity, a “Hillman Group Entity”), is in the business of providing hardware-related products and related merchandising services to retail markets in North America. In connection with the consummation of the Proposed Transaction, We will be renamed “Hillman Solutions Corp.” and is referred to herein as “New Hillman” as of the time following such change of name.

In accordance with the terms and subject to the conditions of the Merger Agreement, the Company has agreed to pay aggregate consideration in the form of New Hillman common stock (the “Aggregate Consideration”) calculated as described below and equal to a value of approximately (i) $911,300,000 plus (ii) $28,280,000, such amount being the value of 2,828,000 Founder Shares, valued at $10.00 per share that the Sponsors, have agreed to forfeit at the closing of the Proposed Transaction (the “Closing”).

At the effective time of the Proposed Transaction, all outstanding shares of common stock of Hillman Holdco will be cancelled in exchange for the right to receive, with respect to each such share, a certain number of shares of New Hillman common stock valued at $10.00 per share equal to (A) (i) the Aggregate Consideration plus (ii) the value that would be received by Hillman Holdco upon the exercise of all outstanding Hillman Holdco options as of immediately prior to the Closing (the “Adjusted Purchase Price”), divided by (B) (i) the total number of shares of Hillman Holdco common stock outstanding as of immediately prior to the Closing plus (ii) the number of shares of Hillman Holdco common stock underlying all then outstanding Hillman Holdco options and shares of Hillman Holdco restricted stock outstanding as of immediately prior to the Closing (the “Adjusted Per Share Merger Value”).

At the effective time, each outstanding option to purchase shares of Hillman Holdco common stock (a “Hillman Holdco Option”), whether vested or unvested, will be assumed by New Hillman and will be converted into an option to acquire common stock of New

Hillman (“New Hillman Options”) with substantially the same terms and conditions as applicable to the Hillman Holdco Option immediately prior to the effective time (including expiration date, vesting conditions and exercise provisions), except that (i) each such Hillman Holdco Option shall be exercisable for that number of shares of New Hillman common stock equal to the product (rounded down to the nearest whole number) of (A) the number of shares of Hillman Holdco common stock subject to such Hillman Holdco Assumed Option immediately prior the effective time multiplied by (B) the quotient of (1) the Adjusted Per Share Merger Value divided by (2) $10.00 (such quotient, with respect to each Hillman Holdco Option, the “Closing Stock Per Option Amount”), (ii) the per share exercise price for each share of New Hillman common stock issuable upon exercise of the New Hillman Option shall be equal to the quotient (rounded up to the nearest whole cent) obtained by dividing (A) the exercise price per share of Hillman Holdco subject to such Hillman Holdco Option immediately prior to the effective time by (B) the Closing Stock Per Option Amount; (iii) the Hillman Holdco Board (or the compensation committee of the Hillman Holdco Board) may appropriately adjust the performance conditions applicable to certain of the New Hillman Options; and (iv) the Hillman Holdco Board (or the compensation committee of the Hillman Holdco Board) may make such other immaterial administrative or ministerial changes to the New Hillman Options as it may determine in good faith are appropriate to effectuate the administration of the New Hillman Options and to ensure consistency with the administrative and ministerial provisions of the New Hillman Incentive Equity Plan;

At the effective time, each share of unvested restricted Hillman Holdco common stock will be cancelled and converted into the right to receive a number of shares of restricted New Hillman common stock (“New Hillman Restricted Stock”) equal to the quotient of (a) the Adjusted Per Share Merger Value divided by (b) $10.00 (such quotient, with respect to each share of unvested Hillman Holdco restricted stock, the “Closing Stock Per Restricted Share Amount”) with substantially the same terms and conditions as were applicable to the related share of Hillman Holdco Restricted Stock immediately prior to the effective time (including with respect to vesting and termination-related provisions), except that (i) any per-share repurchase price of such New Hillman Restricted Stock shall be equal to the quotient obtained by dividing (A) the per-share repurchase price applicable to the Hillman Holdco Restricted Stock, by (B) the Closing Stock Per Restricted Share Amount, rounded up to the nearest cent and (ii) the Hillman Holdco Board (or the compensation committee of the Hillman Holdco Board) may make such other immaterial administrative or ministerial changes to the New Hillman Restricted Stock as it may determine in good faith are appropriate to effectuate the administration of the New Hillman Restricted Stock and to ensure consistency with the administrative and ministerial provisions of the New Hillman Incentive Equity Plan.

At the effective time, each Hillman Holdco restricted stock unit (each a “Hillman Holdco RSU”) will be assumed by New Hillman and converted into a restricted stock unit in respect of shares of New Hillman common stock (each, a “New Hillman RSU”) with substantially the same terms and conditions as were applicable to such Hillman Holdco RSU immediately prior to the effective time (including with respect to vesting and termination-related provisions), except that (i) each New Hillman RSU shall represent the right to receive (subject to vesting) that number of shares of New Hillman common stock equal to the product (rounded up to the nearest whole number) of the number of shares of Hillman Holdco common stock underlying the Hillman Holdco RSU immediately prior to the effective time multiplied by the quotient of (a) the Adjusted Per Share Merger Value divided by (b) $10.00 (such quotient, with respect to each Hillman Holdco restricted stock unit, the “Hillman Holdco RSU Exchange Ratio”); and (ii) the Hillman Holdco Board (or the compensation committee of the Hillman Holdco Board) may make such other immaterial administrative or ministerial changes to the New Hillman RSUs as it may determine in good faith are appropriate to effectuate the administration of the New Hillman RSUs and to ensure consistency with the administrative and ministerial provisions of the New Hillman Incentive Equity Plan.

In addition, pursuant to the A&R Letter Agreement, the Sponsors will, at the Closing of the Proposed Transaction, forfeit a total of 3,828,000 of their Founder Shares (the “Sponsor Forfeited Shares”), with 2,828,000 shares being forfeited by the Sponsors on a basis pro rata with their ownership of the Company and 1,000,000 additional shares being forfeited by the TJF.

Immediately prior to the effective time of the Business Combination, with the exception of the Sponsor Forfeited Shares, each of the currently issued and outstanding shares of Landcadia’s Class B common stock will automatically convert, on a one-for-one basis, into shares of Landcadia’s Class A common stock in accordance with the terms of our second amended and restated certificate of incorporation, and thereafter, in connection with the Closing, Landcadia’s Class A common stock will be reclassified as New Hillman common stock.

Hman Group holdings Inc and subsidiaries
Acquisitions

4.    Acquisitions:

On April 16, 2021, the Company completed the acquisition of Oz Post International, LLC (“OZCO”), a leading manufacturer of superior quality hardware that offers structural fasteners and connectors used for decks, fences and other outdoor structures, for a total purchase price of $39,102. The Company entered into an amendment (“OZCO Amendment”) to the term loan credit agreement dated May 31, 2018 (the “2018 Term Loan”), which provided $35,000 of incremental term loan funds to be used to finance the acquisition. OZCO has business operations throughout North America and its financial results reside in the Company’s Hardware and Protective Solutions reportable segment.

The following table reconciles the fair value of the acquired assets and assumed liabilities to the preliminary total purchase price of OZCO:

Accounts receivable	$1,143
Inventory	3,564
Other current assets	24
Property and equipment	595
Goodwill	9,450
Customer relationships	23,500
Trade names	2,600
Technology	4,000
Total assets acquired	44,876
Less:
Liabilities assumed	(5,774)
Total purchase price	$39,102

Pro forma financial information has not been presented for OZCO as their associated financial results are insignificant to the financial results of the Company on a standalone basis.

5.  Acquisitions

Minute Key Holdings, Inc.

On August 10, 2018, the Company completed the acquisition of Minute Key Holdings, Inc. (“MinuteKey”), an innovative leader in self-service key duplicating kiosks, for a total consideration reflecting an enterprise value of $156,289. The Company financed the acquisition with the unfunded delayed draw term loan facility of $165,000. MinuteKey is headquartered in Boulder, Colorado and has operations in the United States and Canada. MinuteKey's financial results reside within the Company’s Robotics and Digital Solutions reportable segment.

The following table reconciles the fair value of the acquired assets and assumed liabilities to the finalized total purchase price of the MinuteKey acquisition:

Cash	$1,791
Inventory	3,952
Other current assets	766
Property and equipment	29,888
Goodwill(1)	58,077
Customer relationships	50,000
Developed technology	19,000
Trade names	5,400
Other non-current assets	16
Total assets acquired	168,890
Less:
Liabilities assumed(1)	(12,601)
Total purchase price	$156,289
(1)	Goodwill and deferred tax liabilities have been reduced by $1,160 due to the correction of errors related to income taxes related to the valuation allowance against deferred tax assets, which impacted our net deferred tax liabilities. See Note 1 - Basis of Presentation for additional details.

Pro forma financial information has not been presented for MinuteKey as their associated financial results are insignificant to the financial results of the Company on a standalone basis.

Big Time Products

On October 1, 2018, the Company acquired NB Parent Company, LLC. and its affiliated companies including Big Time Products, LLC (collectively, “Big Time”), a leading provider of personal protective and work gear products ranging from work gloves, tool belts and jobsite storage for a purchase price of $348,834. Coinciding with the Big Time acquisition, the Company entered into an amendment (the “Amendment”) to the Company’s existing term loan credit agreement dated May 31, 2018 (the “Term Credit Agreement”). The Amendment provided approximately $365,000 of incremental term loans. Refer to Note 7 — Long-Term Debt for further details on the Term Credit Agreement and the associated Amendment. Big Time has business operations throughout North America and its financial results reside in the Company’s Hardware and Protective Solutions reportable segment.

The following table reconciles the fair value of the acquired assets and assumed liabilities to the finalized total purchase price of the Big Time acquisition:

Cash	$2,507
Accounts receivable	40,828
Inventory	40,216
Other current assets	1,623
Property and equipment	3,703
Goodwill(1)	128,796
Customer Relationships	189,000
Trade names	21,000
Other non-current assets	159
Total assets acquired	427,832
Less:
Liabilities assumed(1)	(78,998)
Total purchase price	$348,834
(1)	Goodwill and deferred tax liabilities have been reduced by $2,067 due to the correction of errors related to income taxes related to the valuation allowance against deferred tax assets, which impacted our net deferred tax liabilities. See Note 1 - Basis of Presentation for additional details.

The following table provides unaudited pro forma results of the combined entities of Hillman and Big Time, had the acquisition occurred at the beginning of fiscal 2018:

(Unaudited)
Fiscal Year-ended
2018
Net revenues	$1,139,562
Net earnings (loss)	$(74,976)

The pro forma results are based on assumptions that the Company believes are reasonable under certain circumstances. The pro forma results presented are not intended to be indicative of results that may occur in the future. The underlying pro forma information includes historical results of the Company, the Company’s financing arrangements related to the Big Time acquisition, and certain purchase price accounting adjustments, including amortization of acquired intangibles.

Sharp Systems, LLC

On August 16, 2019, the Company acquired the assets of Sharp Systems, LLC (“Resharp”), a California-based innovative developer of automated knife sharpening systems, for a total purchase price of $21,100, including a contingent consideration provision with an estimated fair value of $18,100, with a maximum payout of $25,000 plus 1.8% of net knife-sharpening revenues for five years after the $25,000 is fully paid. Contingent consideration to be paid subsequent to December 26, 2020 is contingent upon several business performance metrics over a multi-year period. See Note 14 - Fair Value Measurements for additional information on the contingent consideration payable as of December 26, 2020. Resharp has existing operations in the United States and its operating results reside within the Company’s Robotics and Digital Solutions reportable segment.

The following table reconciles the fair value of the acquired assets and assumed liabilities to the finalized total purchase price of the Resharp acquisition:

Property and equipment	$218
Goodwill	9,382
Technology	11,500
Total assets acquired	21,100
Less:
Contingent consideration payable	(18,100)
Net cash paid	$3,000

Pro forma financial information has not been presented for Resharp as their associated financial results are insignificant to the financial results of the Company on a standalone basis.

Other Acquisitions

On July 1, 2019, the Company acquired the assets of West Coast Washers, Inc. for a total purchase price of $3,135. The financial results of West Coast Washers, Inc. reside within the Company’s Hardware and Protective Solutions reportable segment and have been determined to be immaterial for purposes of additional disclosure.

On February 19, 2020, the Company acquired the assets of Instafob LLC (“Instafob”) for a cash payment of $800 and a total purchase price of $2,618, which includes $1,818 in contingent and non-contingent considerations that remain payable to the seller. The financial results of Instafob reside within the Company's Robotics and Digital Solutions reportable segment and have been determined to be immaterial for purposes of additional disclosure.